Subsequent Events - Additional Information (Details)		1 Months Ended	6 Months Ended		12 Months Ended
	Mar. 04, 2024 USD ($) $ / shares	Mar. 31, 2024 USD ($) $ / shares shares	Jun. 30, 2024 USD ($) $ / shares	Jun. 30, 2023 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Mar. 01, 2024	Aug. 17, 2023 $ / shares	Mar. 31, 2023 $ / shares	Dec. 31, 2020 $ / shares	Dec. 31, 2020 £ / shares
Subsequent Event [Line Items]
Net proceeds from sale of shares			$ 8,820,000	$ 3,502,000	$ 7,016,000	$ 25,194,000
Share capital, par value | (per share)		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001	£ 0.01
Cash			$ 4,177,000		$ 3,845,000	$ 13,250,000
Akari and Peak Bio
Subsequent Event [Line Items]
Termination fee	$ 300,000
Maximum | Peak Bio
Subsequent Event [Line Items]
Cash	13,500,000
Maximum | Akari and Peak Bio
Subsequent Event [Line Items]
Payment for expenses related to merger transaction	$ 1,500,000
American Depository Shares
Subsequent Event [Line Items]
Percentage of expected ownership in outstanding shares	50.00%
Subsequent Event | Akari and Peak Bio
Subsequent Event [Line Items]
Termination fee	$ 300,000
Subsequent Event | Minimum
Subsequent Event [Line Items]
Net proceeds from sale of shares	10,000,000
Subsequent Event | Maximum | Peak Bio
Subsequent Event [Line Items]
Cash	$ 13,500,000
Subsequent Event | American Depository Shares
Subsequent Event [Line Items]
Price per share | $ / shares		$ 1.48
Percentage of expected ownership in outstanding shares	50.00%
Private Placement | Subsequent Event | American Depository Shares
Subsequent Event [Line Items]
Aggregate ADSs issued (in shares) | shares		1,320,614
Aggregate gross proceeds		$ 2,000,000
Net proceeds from sale of shares		$ 1,700,000
Akari Ordinary Shares
Subsequent Event [Line Items]
Share capital, par value | $ / shares	$ 0.0001
Akari Ordinary Shares | Subsequent Event
Subsequent Event [Line Items]
Share capital, par value | $ / shares	0.0001
Percentage of expected ownership in outstanding shares							39.51%
Peak Common Stock
Subsequent Event [Line Items]
Share capital, par value | $ / shares	0.0001
Peak Common Stock | Subsequent Event
Subsequent Event [Line Items]
Share capital, par value | $ / shares	$ 0.0001
Percentage of expected ownership in outstanding shares							39.30%